Subsequent Event	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENT

Note 18 - SUBSEQUENT EVENT

The Company has analyzed its operations subsequent to December 31, 2023 and up to April 30, 2024, which is the date of the issuance of these consolidation financial statements.

The civil ruling (2023) Yue 0113 Cai Bao 865, issued on October 12, 2023, led to the parties reaching a mediation agreement subsequently. Following this agreement, the plaintiff applied for the lifting of the property preservation. Consequently, on March 12, 2024, the court ordered the release of the frozen bank deposit belonging to the defendant (Guangdong Tiancheng Jinhui Enterprise Development Co., Ltd).

The Top Kingwin Ltd 2024 Equity Incentive Plan was adopted on February 22, 2024, to promote long-term success, attract and retain talent, and align employees' interests with shareholders. The Plan allows various equity grants. In April 2024, 3,000,000 Class A Ordinary Shares were issued to 11 employees under this Plan. However, the plan has not yet provided any conditions for exercisable and non-exercisable options other than the expected total number of eligible participants, and therefore, it is disclosed only as a non-adjusting subsequent event.

In addition, we have not identified any other subsequent events that require investors' attention.